Loan Receivables - Schedule of Loan Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loan Receivables [Abstract]
Loan receivables	$ 11,941,378
Allowance for uncollectible loan receivables
Loan receivables, net	11,941,378
Loan receivables – current	11,941,378
Loan receivables – non-current